19. Income Taxes (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Tax effect of tax losses	$ 26,500,000	$ 19,357,000	$ 4,112,000